Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 3 - EARNINGS PER SHARE

The factors in the earnings per share computation follow.

(000s omitted except share and per share data)	2011	2010
Basic
Net loss	$(1,512)	$(5,385)

Weighted average common shares outstanding	2,337,140	2,272,065

Basic loss per common share	$(0.65)	$(2.37)

Diluted
Net loss	$(1,512)	$(5,385)
Weighted average common shares outstanding for basic earnings per common share	2,337,140	2,272,065
Add: Dilutive effects of assumed exercises of stock options	0	0

Average shares and dilutive potential	2,337,140	2,272,065

common shares
Diluted loss per common share	$(0.65)	$(2.37)

The factors in the earnings per share of continuing operations follow:

(000s omitted except share and per share data)	2011	2010
Basic
Net loss of continuing operations	$(2,003)	$(5,352)

Weighted average common shares outstanding	2,337,140	2,272,065

Basic loss per common share from continuing operations	$(0.86)	$(2.36)

Diluted
Net loss of continuing operations	$(2,003)	$(5,352)
Weighted average common shares outstanding for basic earnings per common share	2,337,140	2,272,065
Add: Dilutive effects of assumed exercises of stock options	0	0

Average shares and dilutive potential	2,337,140	2,272,065

common shares
Diluted loss per common share from continuing operations	$(0.86)	$(2.36)

Stock options for 13,786, and 18,872 shares of common stock were not considered in computing diluted earnings per common share for 2011 and 2010 respectively, because they were antidilutive.